ING USA Annuity and Life Insurance Company
And Its Separate Account B

Notice Dated May 3, 2013
Regarding The Following Registrations:

ING GoldenSelect Access	GoldenSelect Value
ING GoldenSelect Legends	GoldenSelect Fund for Life
ING GoldenSelect Access One	ING Rollover Choice Variable Annuity
ING GoldenSelect DVA	ING Focus Variable Annuity
ING GoldenSelect DVA Plus	ING Simplicity Variable Annuity
ING GoldenSelect ESII	ING Income Generation Annuity
ING GoldenSelect Generations	ING Frontier Variable Annuity
ING GoldenSelect Opportunities	ING Premium Plus
ING GoldenSelect Landmark	ING SmartDesign Advantage
ING Architect	ING SmartDesign Variable Annuity
GoldenSelect DVA Series 100	ING SmartDesign Signature
ING GoldenSelect Granite PrimElite	Wells Fargo ING Opportunities
GoldenSelect Premium Plus featuring the Galaxy	Wells Fargo ING Landmark
VIP Fund
GoldenSelect Genesis I and GoldenSelect Genesis
Flex

The definitive filing under Accession No. 0000836687-13-000142 filed on May 2, 2013 was inadvertently filed for the above listed prospectuses and is not applicable to those registrations.

The definitive filing is only applicable to ING GoldenSelect Premium Plus, No. 333-28755, Class
C000002509.